May 29, 2020
Principal Funds Inc
Principal Funds, Inc.
Supplement dated May 29, 2020
to the Statutory Prospectus dated March 1, 2020
(as previously supplemented)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | International Emerging Markets Fund
SUMMARY FOR INTERNATIONAL EMERGING MARKETS FUND
Under Principal Risks, add the following below Emerging Markets Risk:
China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations relative to investments in more developed countries, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities.

Principal Funds Inc | International Fund I
SUMMARY FOR INTERNATIONAL FUND I
Under Principal Risks, add the following below Emerging Markets Risk:
China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations relative to investments in more developed countries, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities.